Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Allowances for doubtful accounts	$ 547	$ 878
Common stock, par value	$ 1	$ 1
Common stock, authorized	14,000,000,000	14,000,000,000
Common stock, issued	6,495,231,088	6,495,231,088
Treasury stock, held	913,836,325	568,719,202